Label	Element	Value
ClearShares Ultra-Short Maturity ETF | Cantor Fitzgerald & Co., 4.75%, 12/02/2024 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	37.00%
ClearShares Ultra-Short Maturity ETF | Cantor Fitzgerald & Co., 4.75%, 12/06/2024 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	29.60%
ClearShares Ultra-Short Maturity ETF | Marex Capital Markets Inc., 4.63%,12/02/2024 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	18.50%
ClearShares Ultra-Short Maturity ETF | Buckler Securities LLC, 4.64%, 12/02/2024 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	14.80%
ClearShares Ultra-Short Maturity ETF | Clear Street LLC, 4.64%, 12/02/2024 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	14.80%
ClearShares Ultra-Short Maturity ETF | First American Government Obligations Fund- Class X [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	0.00%
ClearShares Ultra-Short Maturity ETF | Repurchase Agreements [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	99.90%
ClearShares Ultra-Short Maturity ETF | Short-Term Investments [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	0.00%
ClearShares Ultra-Short Maturity ETF | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	0.10%